Subsequent Events	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Lease Termination

In May 2017, the Company and G&I VII Encino Trace II LP (the “Landlord”) entered into a Lease Termination Agreement and Release (the “Lease Settlement”) to terminate the lease described in Note 10 for consideration of approximately $3.8 million (the “Settlement Amount”). This agreement is contingent upon the Landlord’s execution of a new lease with a third party prior to May 30, 2017 (the “Contingency Date”). The Landlord may extend the Contingency Date, at its sole option, for a period of up to 60 days. The Lease Settlement includes standard representations and warranties and releases both the Company and the Landlord from their mutual obligations under the Lease, provided, for purposes of the Landlord’s release, the Company does not file for bankruptcy or otherwise make an assignment for the benefit of creditors within 90 days of the Landlord’s receipt of the Settlement Amount.

17.	Subsequent Events

Sale of Lab Equipment

In February 2017, the Company entered into an Asset Purchase Agreement for the sale of the Company’s Lab Equipment with a third party for cash consideration of $325,000. The selling price of the Lab Equipment approximated its book value at December 31, 2016.